Notes to the interim condensed consolidated statement of financial position - Net provision (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Notes to the interim condensed consolidated statement of financial position
Retirement benefit obligations	€ 891	€ 1,762
Total obligation	€ 891	€ 1,762	€ 1,555	€ 1,559